Commitments and Contingencies - Schedule of Outstanding Promissory Note (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Outstanding Promissory Note [Line Items]
Debt discount, net of amortization	$ (111,499)
Promissory note, net of discount	438,501
January 13, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Principal value of promissory note	350,000
April 2, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Principal value of promissory note	$ 200,000